Portfolio of Investments January 31, 2025
NMCO
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 163.9% (100.0% of Total Investments)
1052830724 MUNICIPAL BONDS - 163.9% (100.0% of Total Investments) 1052830724
ALABAMA - 5.5% (3.4% of Total Investments)
$ 395,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6.375% 11/01/50 $ 446,585
20,925,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750 10/01/49 21,815,855
4,100,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5.000 06/01/54 4,148,772
8,875,000 (a) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 9,019,223
TOTAL ALABAMA 35,430,435
ALASKA - 1.2% (0.7% of Total Investments)
7,765,000 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, (AMT) 5.000 12/01/50 7,865,794
TOTAL ALASKA 7,865,794
ARIZONA - 2.4% (1.4% of Total Investments)
2,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000 07/01/51 1,830,303
1,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5.000 07/01/51 915,152
340,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4.000 07/15/40 317,801
985,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5.750 01/01/50 866,926
1,100,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/39 1,118,767
4,025,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/54 3,896,382
315,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5.500 10/01/51 280,398
600,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5.000 07/01/35 601,629
280,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/55 240,627
1,000,000 (a),(b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.875 07/01/51 700,000
50,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/49 47,825
380,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020
5.250 06/15/50 360,106
1,000,000 (c) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
0.000 10/01/56 823,793
2,205,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 1,644,222
2,350,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/52 1,513,616
TOTAL ARIZONA 15,157,547

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 2.6% (1.6% of Total Investments)
$ 13,085,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450% 09/01/52 $ 13,509,272
3,000,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4.750 09/01/49 3,002,802
TOTAL ARKANSAS 16,512,074
CALIFORNIA - 9.7% (5.9% of Total Investments)
3,000,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4.000 08/01/50 2,352,519
4,500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 3,354,255
8,000,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 6,930,748
1,555,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000 06/01/55 308,972
1,510,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6.250 07/01/58 1,567,483
3,720,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2020A-4, (AMT), (Mandatory Put 8/15/25)
8.000 01/01/50 3,831,276
275,000 (a) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc Project,
Taxable Series 2023B
9.500 07/01/30 282,329
1,505,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7.250 07/01/53 1,531,809
4,000,000 (a) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6.000 10/01/50 4,051,221
1,385,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 1,177,291
320,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5.000 11/15/51 298,958
4,850,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6.200 06/01/44 4,811,749
4,020,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
0.000 06/01/42 3,618,000
4,380,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
0.000 06/01/52 3,942,000
1,410,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/50 1,252,572
1,200,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/59 1,033,907
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools ? Obligated Group,
Series 2020A
5.000 06/01/60 895,364
12,253 (b),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 12/31/24 12,253
155 (b),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 155
5,875 (b),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/35 5,875

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 9,617 (b),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005G
5.500% 12/31/25 $ 9,617
4,382 (b),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005H
5.750 07/01/25 4,382
15,000,000 California Statewide Financing Authority, Tobacco Settlement
Asset-Backed Bonds, Pooled Tobacco Securitization Program,
Series 2006A
0.000 06/01/46 3,905,518
1,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 865,899
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3.250 10/01/58 1,720,293
43,500,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 5,109,192
10,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0.000 06/01/36 4,703,884
615,000 (e) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5.000 05/15/39 646,459
15,000,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0.000 06/01/46 3,798,100
TOTAL CALIFORNIA 62,022,080
COLORADO - 17.6% (10.7% of Total Investments)
4,975,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 5,053,786
1,940,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8.250 12/15/39 2,007,966
3,000,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 2,845,387
2,000,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 1,565,758
961,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/35 870,325
3,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 2,378,750
1,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7.500 12/01/49 627,518
3,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7.000 12/15/32 3,858,140
500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.375 10/01/37 460,425
3,145,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.250 03/15/52 3,152,211
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5.000 07/01/36 503,891

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,520,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000% 10/01/49 $ 3,417,780
6,650,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/59 6,294,263
2,000,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 2,011,329
2,695,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 1,561,928
1,000,000 DC Metropolitan District, Denver County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2024A
5.875 12/01/54 983,059
1,750,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.875 12/01/50 1,757,014
980,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 975,113
14,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2
5.750 12/01/49 11,968,091
5,500,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5.000 12/01/49 5,069,313
1,060,000 (a),(f) Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, (Pre-refunded 6/01/25)
5.500 12/01/50 1,100,678
500,000 Iron Mountain Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/49 462,108
500,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7.000 08/15/52 513,433
1,000,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3
4.500 12/01/50 789,190
2,000,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 2,030,720
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds, Series
2024A
6.375 12/01/54 508,655
352,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4.000 12/01/26 352,092
1,000,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6.000 12/01/52 1,004,997
2,320,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 2,332,771
515,000 North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5.125 12/01/49 492,580
10,180,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/49 9,319,071
4,420,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 4,290,902
1,500,000 RM Mead Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
5.250 12/01/50 1,463,076
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.750 12/01/52 5,255,692
8,515,000 (a) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.125 12/01/50 8,462,784

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5.000% 12/01/49 $ 474,998
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.750 12/01/53 1,059,303
760,000 (b) Talon Pointe Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding & Improvement Series 2019A
5.250 12/01/51 563,075
2,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 1,912,394
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 792,083
2,000,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,716,992
1,000,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson
County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 944,759
5,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 3,248,668
2,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/36 1,804,189
6,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 4,657,535
TOTAL COLORADO 112,914,792
CONNECTICUT - 0.4% (0.2% of Total Investments)
3,200,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 2,530,095
TOTAL CONNECTICUT 2,530,095
DISTRICT OF COLUMBIA - 4.0% (2.5% of Total Investments)
89,500,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 23,732,214
3,335,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0.000 06/15/55 357,566
1,996,000 (a) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street,
Inc., Series 2019A
5.250 05/15/55 1,755,302
TOTAL DISTRICT OF COLUMBIA 25,845,082
FLORIDA - 16.6% (10.1% of Total Investments)
140,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/35 140,170
100,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/50 93,398
100,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5.000 12/15/49 95,212
2,500,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 2,542,132
1,950,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.125 07/01/39 1,933,253
1,490,000 (a) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 1,402,670
3,735,000 (a) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.875 08/01/52 3,278,482
1,230,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/54 1,190,961
2,030,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/51 1,829,067

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,315,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series
2020A
5.000% 01/01/40 $ 2,105,848
500,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series
2020A
5.000 01/01/50 429,392
1,600,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects,
Series 2017A
6.000 06/15/37 1,622,001
14,450,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 15,489,448
4,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 3,982,007
1,515,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 1,518,693
2,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/47 2,610,684
7,475,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/53 7,764,887
10,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 10,878,396
3,000,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10.000 07/15/59 3,108,484
15,390,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 15,982,243
595,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 596,260
1,500,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 1,502,940
6,750,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/42 6,847,097
1,650,000 (a) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/49 1,563,793
150,000 (a) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.900 05/01/54 149,569
640,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.250 06/15/27 640,237
1,000,000 (a) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.375 12/01/32 782,637
1,100,000 (a) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.625 12/01/37 854,974
1,300,000 (a) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.750 12/01/52 985,833
750,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021
4.000 05/01/52 610,226
690,000 LT Ranch Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4.000 05/01/40 644,954

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (a) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625% 05/01/53 $ 1,170,914
2,390,000 (a) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 2,524,129
815,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
5.750 05/01/54 819,743
2,130,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0.000 10/01/48 657,966
500,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0.000 10/01/54 109,592
100,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.875 05/01/40 84,102
6,410,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.750 11/15/54 6,373,162
1,500,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-1
6.375 11/01/47 1,576,406
TOTAL FLORIDA 106,491,962
GEORGIA - 4.7% (2.8% of Total Investments)
3,920,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 3,370,563
4,750,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 4,871,959
1,250,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 500,000
7,030,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 2,812,000
18,430,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 7,372,000
10,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5.000 05/15/43 10,250,971
850,000 White County Development Authority, Georgia, Revenue Bonds
Truett McConnell University, Series 2019
5.125 10/01/39 771,133
TOTAL GEORGIA 29,948,626
HAWAII - 0.2% (0.1% of Total Investments)
1,150,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5.000 01/01/45 1,016,119
TOTAL HAWAII 1,016,119
IDAHO - 1.5% (0.9% of Total Investments)
9,690,000 (a) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 9,700,757
TOTAL IDAHO 9,700,757
ILLINOIS - 13.7% (8.4% of Total Investments)
2,750,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 2,771,914
4,605,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
6.000 12/01/49 4,963,448
2,800,000 (e) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/38 2,804,281
5,000,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5.500 01/01/49 5,096,653
4,750,000 Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2015
5.000 09/01/32 4,752,240

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 10,850,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250% 05/15/54 $ 8,498,011
3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6.125 04/01/58 2,989,137
2,000,000 (a) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7.375 09/01/42 2,315,697
9,945,000 Illinois State, General Obligation Bonds, June Series 2022A 5.500 03/01/47 10,726,983
4,840,000 Illinois State, General Obligation Bonds, May Series 2018A 5.000 05/01/32 5,073,770
890,000 Illinois State, General Obligation Bonds, May Series 2020 5.500 05/01/39 965,658
4,600,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 4,809,594
7,935,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 8,116,293
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0.000 12/15/50 2,953,342
2,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5.000 06/15/57 3,007,557
29,815,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0.000 12/15/54 7,140,042
12,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0.000 06/15/44 5,240,121
4,545,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0.000 06/15/45 1,803,875
425,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4.000 10/01/39 414,550
800,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4.000 10/01/40 763,226
700,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4.000 10/01/41 661,437
150,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4.000 01/01/38 150,174
120,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4.000 01/01/39 119,479
1,000,000 (b) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4.800 01/01/26 420,000
756,634 (b) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 756,634
680,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5.750 03/01/28 680,082
TOTAL ILLINOIS 87,994,198
INDIANA - 1.7% (1.1% of Total Investments)
140,000 (a) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5.375 01/01/40 127,840
3,105,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A
5 .000 10/01/32 3,083,356
500,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020,
(AMT)
6.750 05/01/39 567,711
1,005,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 1,072,086
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 1,067,831
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 1,120,887
2,260,000 (a) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
4.875 01/01/44 2,308,243
1,675,000 (a) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
5.000 01/01/54 1,697,773
TOTAL INDIANA 11,045,727

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.6% (0.4% of Total Investments)
$ 2,540,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750% 08/01/42 $ 2,542,298
1,100,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5.000 12/01/50 1,258,864
TOTAL IOWA 3,801,162
KANSAS - 1.2% (0.8% of Total Investments)
1,365,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5.750 09/01/32 1,282,651
6,475,000 (a) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 03/01/41 6,665,528
TOTAL KANSAS 7,948,179
KENTUCKY - 0.1% (0.0% of Total Investments)
500,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4.700 01/01/52 490,987
TOTAL KENTUCKY 490,987
LOUISIANA - 2.3% (1.4% of Total Investments)
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 824,398
895,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4.000 11/01/44 826,865
260,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5.000 06/01/58 243,602
2,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/42 2,026,121
1,800,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/49 1,575,913
2,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 1,693,862
1,185,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/48 1,215,996
2,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/53 2,545,438
15,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A
4.000 04/01/50 13,936
235,000 (f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4.000 04/01/50 244,453
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 503,120
200,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 219,961
1,235,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.35 0 07/01/40 1,353,703
800,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 876,892
695,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 764,364
TOTAL LOUISIANA 14,928,624

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 0.9% (0.6% of Total Investments)
$ 1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000% 09/01/36 $ 1,004,973
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 996,887
1,935,000 (a) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5.000 07/01/43 1,948,618
2,000,000 (a) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 2,013,450
TOTAL MARYLAND 5,963,928
MASSACHUSETTS - 0.5% (0.3% of Total Investments)
3,900,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5.000 07/01/47 3,414,975
TOTAL MASSACHUSETTS 3,414,975
MICHIGAN - 0.9% (0.6% of Total Investments)
1,845,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5.000 11/01/44 1,815,297
74,130,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 2,495,394
1,810,000 (a) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5.500 05/01/50 1,710,850
TOTAL MICHIGAN 6,021,541
MINNESOTA - 1.0% (0.6% of Total Investments)
500,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/53 416,224
1,300,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.750 07/01/46 1,159,187
2,440,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/54 2,181,688
130,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/52 95,183
30,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5.000 07/01/40 26,485
2,040,000 (a),(b) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.875 06/01/57 1,530,000
1,000,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
3.950 03/01/50 694,099
TOTAL MINNESOTA 6,102,866
MISSISSIPPI - 0.4% (0.2% of Total Investments)
2,285,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/46 2,281,243
TOTAL MISSISSIPPI 2,281,243
MISSOURI - 1.2% (0.7% of Total Investments)
315,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
4.000 08/01/38 231,035
2,900,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/42 2,721,085
1,750,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/50 1,559,353
3,500,000 (a) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/50 3,359,579
TOTAL MISSOURI 7,871,052

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.5% (0.3% of Total Investments)
$ 8,454,619 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950% 02/15/38 $ 34,664
1,842,684 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 7,555
1,297,735 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 130
267,170 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 26
2,530,148 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 10,374
22,000,000 (a) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0.000 07/01/58 3,236,902
TOTAL NEVADA 3,289,651
NEW JERSEY - 2.7% (1.7% of Total Investments)
4,000,000 (a) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5.000 10/01/39 3,167,598
1,500,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 1,500,036
5,475,000 (a),(b) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5.000 01/01/40 3,618,835
760,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
(AMT)
5.750 09/15/27 761,141
15,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 8,060,355
500,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5.000 01/01/42 507,898
TOTAL NEW JERSEY 17,615,863
NEW MEXICO - 0.1% (0.1% of Total Investments)
825,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8.000 05/01/40 795,792
TOTAL NEW MEXICO 795,792
NEW YORK - 14.6% (8.9% of Total Investments)
250,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
5.750 02/01/33 257,417
950,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/34 579,500
2,910,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 2,699,970
1,590,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 1,365,051
1,220,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 1,241,733
36,150,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A
0.000 06/01/60 1,863,298
4,760,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 1,320,360
18,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 16,853,681
650,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5.730 02/01/50 611,434

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,570,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5.250% 11/15/55 $ 1,634,476
380,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5.875 07/01/52 387,861
625,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5.000 06/01/45 576,925
1,740,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 1,739,900
12,235,000 (e) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT), (UB)
5.250 12/31/54 12,948,394
3,500,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 3,699,875
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 3,003,375
875,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 910,031
1,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 1,546,226
4,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 5,223,264
10,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 983,915
2,950,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/32 2,262,884
4,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 3,054,899
3,320,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 2,520,660
2,775,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 2,102,641
22,700,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 21,216,657
3,000,000 (a) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/36 3,107,965
TOTAL NEW YORK 93,712,392
OHIO - 8.0% (4.9% of Total Investments)
19,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 2,041,953
195,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3.000 06/01/48 144,931
1,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 1,713,673
7,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 6,756,504

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,610,000 Cleveland, Ohio, Airport Special Revenue Bonds, Continental
Airlines Inc. Project, Series 1998, (AMT)
5.375% 09/15/27 $ 2,613,008
1,275,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 1,284,151
2,475,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.500 02/15/52 2,509,681
2,170,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
3.750 12/01/38 1,815,985
140,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4.000 12/01/46 112,986
500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.125 12/01/55 481,632
850,000 (a) Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior
Series 2019A
5.000 12/01/40 834,847
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/44 1,954,393
3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/48 2,901,580
8,450,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 7,907,210
16,050,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750 06/01/33 16,835,394
1,000,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.500 01/15/48 967,981
980,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5.000 11/01/51 821,305
TOTAL OHIO 51, 697,214
OKLAHOMA - 1.3% (0.8% of Total Investments)
975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/38 996,624
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/48 1,013,898
2,685,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,734,925
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.250 11/15/45 1,006,858
2,475,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5.500 06/01/35 2,479,662
TOTAL OKLAHOMA 8,231,967
OREGON - 0.7% (0.4% of Total Investments)
3,355,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6.750 12/15/54 3,348,179
100,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/49 93,072
1,000,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/56 838,975
TOTAL OREGON 4,280,226

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 3.3% (2.0% of Total Investments)
$ 1,125,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750% 08/01/42 $ 1,125,971
325,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 341,257
3,300,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4.750 01/01/35 3,444,634
2,565,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5.000 10/01/49 2,245,723
162,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 176,098
2,170,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 2,162,293
1,084,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 779,955
339,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 345,304
4,430,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5.000 07/01/35 4,346,463
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 909,315
2,350,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5.000 05/01/37 2,294,112
3,555,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 2,719,098
1,720,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000 12/01/40 172
1,720,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 172
1,260,000 (b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10.000 12/01/31 126
545,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5.375 06/15/50 516,464
TOTAL PENNSYLVANIA 21,407,157
PUERTO RICO - 10.3% (6.3% of Total Investments)
130,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 71,500
1,120,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 618,800
4,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 2,210
465,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 256,912
3,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 1,658
345,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 190,612
1,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 553
500,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/28 276,250
100,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 55,250
400,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/24 220,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,000,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.050% 01/01/26 $ 552,500
1,000,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
10.000 01/01/26 550,000
2,070,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 1,143,675
3,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5.375 01/01/26 1,650
3,750,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/26 2,071,875
310,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 171,275
1,860,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 1,027,650
190,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 104,500
370,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 203,500
25,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 13,813
2,995,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 1,654,737
4,000,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/35 2,210,000
5,000,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 2,762,500
10,000,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 5,525,000
3,170,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 1,751,425
26,502,046 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 8,709,341
7,550,338 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 1,826,726
7,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 7,370,123
1,829,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,829,507
901,447 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 575,349
3 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 3
239,593 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 265,654
23,533,027 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 16,422,579
378 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 370
182,567 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 172,679
11,639 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 10,477
12,193,798 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 7,660,754
TOTAL PUERTO RICO 66,281,407
SOUTH CAROLINA - 0.3% (0.2% of Total Investments)
600,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/55 521,504
1,450,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.125 08/15/35 1,410,949
TOTAL SOUTH CAROLINA 1,932,453

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.3% (0.8% of Total Investments)
$ 1,000,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000% 12/01/31 $ 693,202
5,000,000 (a) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 4,788,283
1,000,000 (b) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
5.625 01/01/46 676,255
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,059,959
TOTAL TENNESSEE 8,217,699
TEXAS - 5.3% (3.2% of Total Investments)
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/31 501,374
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 500,864
475,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/29 472,608
850,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/34 829,274
3,000,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A
5.000 12/01/45 3,000,178
2,065,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5.000 10/01/50 1,612,090
1,350,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement Area
2, Series 2024
5.750 08/15/54 1,350,735
520,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 495,968
70,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 56,128
445,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 367,553
4,168,362 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 1,528,428
12,525,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 12,394,171
625,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi
Project, Series 2016A, (Pre-refunded 4/01/26)
5.000 04/01/48 640,145
5,000,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/35 4,999,672
110,000 (a) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
5.375 09/01/50 110,111
2,000,000 (a) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7.500 09/15/54 2,078,916
1,000,000 (b) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
3.750 02/15/41 550,000
4,575,000 (b) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
3.750 02/15/48 2,516,250
TOTAL TEXAS 34,004,465

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 3.1% (1.9% of Total Investments)
$ 6,000,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625% 12/01/53 $ 6,051,295
13,925,000 (e) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT), (UB)
5.000 07/01/42 14,107,668
TOTAL UTAH 20,158,963
VIRGIN ISLANDS - 2.2% (1.3% of Total Investments)
630,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 618,498
9,650,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/30 9,649,547
500,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6.000 04/01/53 521,337
1,735,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 1,699,921
1,400,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.375 04/01/52 1,379,781
TOTAL VIRGIN ISLANDS 13,869,084
VIRGINIA - 2.4% (1.4% of Total Investments)
440,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6.750 12/01/53 483,656
4,880,000 Roanoke County Economic Development Authority,
Virginia,  Residential Care Facility Revenue Bonds, Refunding
Friendship Richfield Living LLC Series 2024, (Mandatory Put
9/01/35)
5.500 09/01/58 4,843,586
1,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7.000 09/01/53 1,134,806
641,235 (a) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4.500 07/01/52 384,741
8,290,000 (e) Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT), (UB)
5.000 12/31/56 8,321,387
TOTAL VIRGINIA 15,168,176
WASHINGTON - 0.1% (0.1% of Total Investments)
1,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Rockwood Retirement Communities
Project, Series 2020A
5.000 01/01/51 944,501
TOTAL WASHINGTON 944,501
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
625,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 635,543
2,695,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8.000 06/01/53 595,265
2,195,000 (a) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 2,334,957
500,000 Ohio County Commission, West Virginia, Tax Increment Revenue
Bonds, The Highlands Project, Refunding & Improvement Series
2024
5.250 06/01/53 506,021
TOTAL WEST VIRGINIA 4,071,786

Portfolio of Investments January 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 16.2% (9.9% of Total Investments)
$ 10,000,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0.000% 06/01/54 $ 2,408,587
750,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5.000 06/01/40 696,030
1,340,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5.000 06/01/49 1,171,110
365,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/49 323,657
4,420,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/42 4,197,149
3,000,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 2,715,799
4,240,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 3,418,780
3,315,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A
5.000 06/15/52 3,190,503
1,250,000 (a) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
7.000 03/01/47 1,283,988
500,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
6.250 06/15/48 512,708
2,000,000 (a) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5.875 10/01/54 1,305,519
4,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/62 4,047,139
14,695,000 (a),(b) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.250 08/01/27 14,217,413
1,375,000 (a),(b) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.750 08/01/31 1,234,062
2,500,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 2,538,281
2,555,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 2,597,879
19,415,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7.000 12/01/50 19,778,853
2,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 2,051,103
1,000,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 10
1,765,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 1,813,587
2,000,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000 07/01/48 1,400,000
35,000 (a),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, (Pre-refunded
4/01/30)
5.000 04/01/50 38,150
1,430,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 1,193,849
5,885,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 2,648,250
250,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 112,500
8,735,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 3,930,750

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 210,000 (b),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15.000% 12/31/25 $ 21
2,000,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 2,057,035
5,725,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D - AGM
Insured
0.000 12/15/45 2,132,485
5,190,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D - AGM
Insured
0.000 12/15/50 1,494,554
875,000 (f) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D, (Pre-
refunded 12/15/30)
0.000 12/15/60 217,955
3,625,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D - AGM
Insured
0.000 12/15/60 621,082
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
6.000 10/01/54 514,723
8,385,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System Inc Series
2024A
5.500 02/15/54 9,031,761
6,165,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5.000 02/15/42 6,171,103
3,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A
5.000 11/01/46 2,785,708
TOTAL WISCONSIN 103,852,083
TOTAL MUNICIPAL BONDS
(Cost $1,101,434,925) 1,052,830,724
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 32
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
321,690 (b),(d),(g) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $1,101,756,615) 1,052,830,756
FLOATING RATE OBLIGATIONS - (5.1)% (32,990,000)
MFP SHARES, NET - (64.5)%(h) (414,308,311)
OTHER ASSETS & LIABILITIES, NET -  5.7% 36,939,855
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 642,472,300
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $379,961,040 or 36.1% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Portfolio of Investments January 31, 2025
(continued)
NMCO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%,
12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness
Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(h) MFP Shares, Net as a percentage of Total Investments is 39.4%.
NMCO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,052,797,951 $ 32,773 $ 1,052,830,724
Variable Rate Senior Loan Interests – – 32 32
Total $ – $ 1,052,797,951 $ 32,805 $ 1,052,830,756